Bank Credit Lines and Loan Facilities - Schedule of Finance Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Interest expense on drawn facilities	$ 311,019	$ 209,189	$ 93,809
Amortization of financing costs and debt discount	16,402	17,749	12,890
Transaction and one time financing costs	0	0	75,391
Other financing costs	9,278	2,793	333
Total financing costs	$ 336,699	$ 229,731	$ 182,423